RELATED PARTY TRANSACTIONS, Promissory Note-Related Party, Administrative Support Agreement, Related Party Loans (Details) - USD ($)				10 Months Ended	12 Months Ended
	Jun. 24, 2019	Jun. 19, 2019	Apr. 19, 2019	Dec. 31, 2019	Dec. 31, 2020
Related Party Transactions [Abstract]
Repayment of debt to related party				$ 175,000	$ 0
Sponsor [Member] | Promissory Note [Member]
Related Party Transactions [Abstract]
Related party transaction			$ 300,000
Repayment of debt to related party	$ 175,000
Sponsor [Member] | Administrative Support Agreement [Member]
Related Party Transactions [Abstract]
Related party transaction		$ 25,000
Related party expense				150,000	300,000
Sponsor [Member] | Administrative Support Agreement [Member] | Accrued Expenses [Member]
Related Party Transactions [Abstract]
Related party fees payable				$ 150,000	$ 450,000
Sponsor or an Affiliate of the Sponsor, or Certain of the Company's Officers and Directors [Member] | Working Capital Loans [Member]
Related Party Transactions [Abstract]
Unit price (in dollars per share)					$ 1.00
Sponsor or an Affiliate of the Sponsor, or Certain of the Company's Officers and Directors [Member] | Working Capital Loans [Member] | Maximum [Member]
Related Party Transactions [Abstract]
Related party transaction					$ 1,500,000